Property and Equipment - Summary of Property and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Nov. 01, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Work-in-progress not subject to depreciation	$ 234	$ 306
Right-of-use assets			$ 49